Trade and other receivables	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021
Statements [Line Items]
Trade and other receivables
14	Trade and other receivables

	2021	2020
	€ ‘000s	€ ‘000s
Processor receivables	63,495	39,376
Trade receivables	56,346	35,632
Inventory	40	—
Other receivables	3,453	2,840
Prepayments	45,918	30,528
Other taxation and social security	—	469

	169,252	108,845

Processor receivables are balances due from Payment Service Providers (‘PSPs’). The Group considers these PSPs as financial institutions that have high creditability in the market and strong payment profiles.
Management considers that the carrying amount of trade and other receivables approximates their fair value. The expected credit losses calculated under IFRS 9 for trade and other receivables are considered by management to be immaterial.

Parent [member]
Statements [Line Items]
Trade and other receivables
6	Trade and other receivables

2021
€
Trade receivables	4,234
Prepayments	42,894

47,128

Management considers that the carrying amount of trade and other receivables approximates their fair value. The expected credit losses calculated under IFRS 9 for trade receivables are considered by management to be immaterial.